Risks - Liquidity risk Narrative (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn lines of credit	€ 25,000.0
EIB Finance contract	35,000,000.0
EIB finance contract draw first tranche	€ 10,000.0
EIB finance contract interest rate first tranche	2.40%
EIB finance contract interest rate second tranche	2.72%